Provisions, income tax liabilities and other liabilities - Additional Information (Details) € in Millions						12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)		Dec. 31, 2021 EUR (€) Country age plan	Dec. 31, 2020 EUR (€)		Dec. 31, 2019 EUR (€)
Provisions and other non-current liabilities [Line Items]
Number of major countries included in pension obligations | Country						4
Pension obligation, percentage to defined benefit liability	88.00%					88.00%
Pension obligations, percentage to plan assets	87.00%					87.00%
Employee termination benefits	€ 943	€ 1,260		€ 1,125		€ 943	€ 1,260		€ 1,125
Average residual holding periods	1 year 11 months 8 days	1 year 11 months 26 days		1 year 8 months 19 days
Non-current income tax liabilities	€ 2,039	€ 1,733	[1]	€ 1,680	[1]	€ 2,039	1,733	[1]	1,680	[1]
Tax charge on deemed repatriation attributable to accumulated earnings payable period						8 years
Liability recognized representing the estimated cost						€ 960	894		974
Other non-current liabilities	291	317		288		291	317		288
Unused capital losses for which no deferred tax asset recognised	459					459
US legal restructuring
Provisions and other non-current liabilities [Line Items]
Unused capital losses for which no deferred tax asset recognised		2,900					€ 2,900
Capital losses, carry back period							3 years
Percentage of capital losses used							33.33%
Later than 12 months
Provisions and other non-current liabilities [Line Items]
Other non-current liabilities	576	569		649		576	€ 569		649
Evotec
Provisions and other non-current liabilities [Line Items]
Restructuring provision	63	110				63	110
New business model, rollout in various geographies
Provisions and other non-current liabilities [Line Items]
Restructuring provision	12					€ 12
Other environment related provision
Provisions and other non-current liabilities [Line Items]
Identified environmental risks provisions estimated obligation period						30 years
Other provisions, expected utilized amount in 2022						€ 65
Other provisions, expected utilized amount in 2023 through 2026						267
Uncertainties over income tax treatments
Provisions and other non-current liabilities [Line Items]
Non-current income tax liabilities	1,463	1,164		1,031		1,463	1,164		1,031
France
Provisions and other non-current liabilities [Line Items]
Employee termination benefits	€ 614	889		694		€ 614	889		694
USA
Provisions and other non-current liabilities [Line Items]
Number of types of defined-benefit plan | plan						2
UK
Provisions and other non-current liabilities [Line Items]
Retirement age | age						65
Notional retirement age | age						60
UK | Bottom of range
Provisions and other non-current liabilities [Line Items]
Vesting right percentage						1.25%
UK | Top of range
Provisions and other non-current liabilities [Line Items]
Vesting right percentage						1.50%
Lump-sum retirement benefit plans | France
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	36.00%					36.00%
Defined benefit pension plans | France
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	64.00%					64.00%
Defined benefit pension plans | USA | Qualified defined benefit pension plans
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	55.00%					55.00%
Defined benefit pension plans | USA | Non qualified defined benefit pension plans
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	12.00%					12.00%
Defined benefit pension plans | UK
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	100.00%					100.00%
Top-up defined-benefit pension plan | Germany
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	63.00%					63.00%
Sanofi-Aventis Plus | Germany
Provisions and other non-current liabilities [Line Items]
Employer's contribution percentage						15.00%
Multi-employer plan (Pensionskasses) | Germany
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	25.00%					25.00%
Employee termination benefits	€ 877	€ 773		€ 694		€ 877	€ 773		€ 694
Healthcare Cover And Life Insurance | USA
Provisions and other non-current liabilities [Line Items]
Pension obligation, percentage to defined benefit liability	33.00%					33.00%
Employee termination benefits	€ 696					€ 696
Healthcare Cover And Life Insurance | USA | Plan assets
Provisions and other non-current liabilities [Line Items]
Pension obligations, percentage to plan assets	4.00%					4.00%
Net amount shown in the balance sheet at end of period	€ 42					€ 42

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.